RELATED-PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED-PARTY TRANSACTIONS
Schedule of information due to insurer liabilities and commission revenue

	September 30, 2021	December 31, 2020
Due to insurer	$79,336,222	$45,651,483
Percent of total	93%	93%

	Nine Months Ended
	September 30, 2021	September 30, 2020
Commission revenue	$152,268,330	$129,041,585
Percent of total	92%	91%

Schedule of condensed consolidated balance sheets and statements of income and comprehensive income are related to business with a Markel affiliate

	September 30, 2021	December 31, 2020
Assets
Deferred acquisition costs	$85,760,754	$55,832,707
Premiums receivable	102,268,533	49,938,030
Total assets	$188,029,287	$105,770,737
Liabilities
Losses payable	$—	$21,049,109
Provision for unpaid loss and loss adjustment expenses	98,441,148	53,281,356
Unearned premiums	182,996,606	118,207,080
Commissions payable	64,388,750	42,643,666
Total liabilities	$345,826,504	$235,181,211

	Nine Months Ended
	September 30, 2021	September 30, 2020
Revenue
Earned premium	$202,421,589	$156,050,338
Expenses
Ceding commission	97,261,403	$86,827,342
Losses and loss adjustment expenses	83,044,526	64,361,148
Total expenses	$180,305,929	$151,188,490

	2020	2019
Assets:
Deferred acquisition costs	$55,832,707	$46,808,359
Premiums receivable	49,938,030	42,256,033
Total assets	$105,770,737	$89,064,392
Liabilities
Losses payable	$21,049,109	$16,737,392
Provision for unpaid losses and loss adjustment expenses	53,281,356	32,583,608
Unearned premiums	118,207,080	99,107,431
Commissions payable	42,643,666	36,228,217
Total liabilities	$235,181,211	$184,656,648
Revenue
Earned premium	$214,111,959	$157,394,257
Expenses
Ceding commission	$103,478,536	$75,567,253
Losses and loss adjustment expenses	86,906,275	64,400,202
Total expenses	$190,384,811	$139,967,455